INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
Schedule of Intangible assets

		As of December 31,
	Note	2018	2019

Customer relationships	8	532,322	547,322
Favorable leases	8	49,500	—
Licenses		6,000	6,000
		587,822	553,322
Less: accumulated amortization		(105,330)	(158,694)
Intangible assets, net		482,492	394,628

Schedule of Estimated future amortization expense

Fiscal year ending December 31,
2020	51,691
2021	51,691
2022	51,691
2023	50,149
2024	43,677
Thereafter	145,729
Total	394,628